Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: May 12, 2025

Payment Date	5/15/2025
Collection Period Start	4/1/2025
Collection Period End	4/30/2025
Interest Period Start	4/15/2025
Interest Period End	5/14/2025

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$302,938,238.40	$27,694,110.53	$275,244,127.87	0.874346	Oct-27
Class A-2b Notes	$75,830,791.57	$6,932,325.00	$68,898,466.57	0.874346	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$870,359,029.97	$34,626,435.53	$835,732,594.44

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$898,232,863.33	$862,692,671.24	0.772936
YSOC Amount	$25,160,843.38	$24,247,086.82
Adjusted Pool Balance	$873,072,019.95	$838,445,584.42
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$302,938,238.40	4.61000%	30/360	$1,163,787.73
Class A-2b Notes	$75,830,791.57	4.66471%	ACT/360	$294,773.88
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$870,359,029.97			$3,367,379.02

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$898,232,863.33	$862,692,671.24
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$873,072,019.95	$838,445,584.42
Number of Receivables Outstanding	44,318	43,357
Weighted Average Contract Rate	7.56%	7.56%
Weighted Average Remaining Term (months)	50.7	49.7

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$5,651,683.94
Principal Collections	$35,411,204.24
Liquidation Proceeds	$175,192.50
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$41,238,080.68
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$41,238,080.68

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$748,527.39	$748,527.39	$—	$—	$40,489,553.29
Interest - Class A-1 Notes	$—	$—	$—	$—	$40,489,553.29
Interest - Class A-2a Notes	$1,163,787.73	$1,163,787.73	$—	$—	$39,325,765.56
Interest - Class A-2b Notes	$294,773.88	$294,773.88	$—	$—	$39,030,991.68
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$37,515,631.68
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$37,261,506.35
First Allocation of Principal	$—	$—	$—	$—	$37,261,506.35
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$37,217,292.60
Second Allocation of Principal	$10,213,445.55	$10,213,445.55	$—	$—	$27,003,847.05
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$26,957,824.97
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$16,107,824.97
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$16,058,728.72
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$5,208,728.72
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,208,728.72
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$2,495,738.74
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,495,738.74
Remaining Funds to Certificates	$2,495,738.74	$2,495,738.74	$—	$—	$—
Total	$41,238,080.68	$41,238,080.68	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$25,160,843.38
Increase/(Decrease)	$(913,756.56)
Ending YSOC Amount	$24,247,086.82

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$873,072,019.95	$838,445,584.42
Note Balance	$870,359,029.97	$835,732,594.44
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	18	$128,987.85
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	66	$175,192.50
Monthly Net Losses (Liquidation Proceeds)			$(46,204.65)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.25%
Second Preceding Collection Period			0.33%
Preceding Collection Period			0.18%
Current Collection Period			(0.06)%
Four-Month Average Net Loss Ratio			0.17%
Cumulative Net Losses for All Periods			$898,643.99
Cumulative Net Loss Ratio			0.08%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.08%	30	$665,459.59
60-89 Days Delinquent	0.02%	6	$214,546.29
90-119 Days Delinquent	0.00%	1	$7,637.89
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.10%	37	$887,643.77

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$63,312.98
Total Repossessed Inventory		7	$183,355.31

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		7	$222,184.18
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.01%
Current Collection Period			0.03%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.32	0.04%	15	0.03%